Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax	£ 1,894	£ 1,902	£ 552
Non-cash items included in profit:
– Depreciation and amortisation	297	506	570
– Provisions for other liabilities and charges	421	383	274
– Impairment losses	285	(228)	672
– Other non-cash items	1,363	(244)	93
– Pension charge/(credit) for defined benefit pension schemes	28	38	38
Total adjustments to reconcile profit (loss)	2,394	455	1,647
Net change in operating assets and liabilities:
– Cash and balances at central banks	274	(659)	(57)
– Derivative assets	(719)	1,731	(88)
– Other financial assets at fair value through profit or loss	1,064	1,143	1,561
– Loans and advances to banks and customers	(10,683)	(960)	(5,421)
– Reverse repurchase agreements - non trading	6,818	7,024	3,924
– Other assets	(571)	327	(343)
– Deposits by banks and customers	(1,373)	12,747	20,812
– Repurchase agreements - non trading	(4,145)	(7,550)	(2,959)
– Derivative liabilities	(11)	(902)	211
– Other financial liabilities at fair value through profit or loss	(973)	(1,109)	(1,618)
– Debt securities in issue	(1,352)	(330)	(202)
– Other liabilities	(41)	(608)	(937)
Net change in operating assets and liabilities	(11,712)	10,854	14,883
Corporation taxes paid	(397)	(418)	(161)
Effects of exchange rate differences	2,354	(640)	366
Net cash flows from operating activities	(5,467)	12,153	17,287
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(504)	(615)	(378)
Proceeds from sale of property, plant and equipment and intangible assets	159	437	166
Purchase of financial assets at amortised cost and financial assets at FVOCI	(2,884)	(1,256)	(3,015)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	3,023	4,509	9,858
Net cash flows from investing activities	(206)	3,075	6,631
Cash flows from financing activities
Issue of other equity instruments	750	450	0
Issue of debt securities and subordinated notes	8,683	2,853	5,599
Issuance costs of debt securities and subordinated notes	(16)	(6)	(13)
Repayment of debt securities and subordinated notes	(4,522)	(13,728)	(13,287)
Disposal of non-controlling interests	(235)		0
Disposal of non-controlling interests		(181)
Repurchase of other equity instruments	(750)	(500)	0
Dividends paid on ordinary shares	(1,013)	(1,346)	(103)
Dividends paid on other equity instruments	(143)	(143)	(147)
Dividends paid on non-controlling interests	(17)	(17)	(32)
Principal elements of lease payments	(26)	(25)	(46)
Net cash flows from financing activities	2,711	(12,643)	(8,029)
Change in cash and cash equivalents	(2,962)	2,585	15,889
Cash and cash equivalents at beginning of the year	51,787	49,221	33,287
Effects of exchange rate changes on cash and cash equivalents	120	(19)	45
Cash and cash equivalents at the end of the year	48,945	51,787	49,221
Cash and cash equivalents consist of:
Cash and balances at central banks	46,635	50,494	43,537
Less: restricted balances	(2,241)	(2,515)	(1,856)
Cash and bank balances at central banks less regulatory minimum cash balances	44,394	47,979	41,681
Other cash equivalents: Loans and advances to banks - Non trading	938	1,270	1,690
Other cash equivalents: Reverse repurchase agreements	3,613	2,538	5,850
Cash and cash equivalents at the end of the year	£ 48,945	£ 51,787	£ 49,221